Deferred Tax Assets (Details Textual) (USD $)	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
Deferred Tax Assets (Textual)
Deferred tax assets	$ 1,702,790	$ 1,707,627	$ 2,473,094
Net operating loss carry forward	161,500
Australia [Member]
Deferred Tax Assets (Textual)
Net operating loss carry forward	1,708,375	6,232,409	8,114,625
Australia [Member] | Money tech [Member]
Deferred Tax Assets (Textual)
Net operating loss carry forward	5,694,583	6,232,409	8,114,625
UNITED STATES
Deferred Tax Assets (Textual)
Net operating loss carry forward	$ 13,000,000